Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - AUD ($)		Jun. 30, 2025	Jun. 30, 2024
Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) [Line Items]
Current assets		$ 702,298	$ 95,700
Non-current assets		796,903	95,700
Professional and listing fees [Member]
Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) [Line Items]
Current assets		266,540	16,070
Advance for Equipment [Member]
Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) [Line Items]
Current assets		19,838	19,838
Prepaid expenses - related party [Member]
Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) [Line Items]
Current assets	[1]	33,088	59,792
Other deposit [Member]
Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) [Line Items]
Current assets		179,743
Insurance [Member]
Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) [Line Items]
Current assets	[2]	171,316
Advance Payments to Vendors for Supply of Raw Materials [Member]
Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) [Line Items]
Current assets		31,773
Security deposits [Member]
Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) [Line Items]
Non-current assets		$ 94,605

[1]	Insurance majorly consist of D&O insurance
[2]	Other deposits consist of the deposit paid to Asiana Trading corporation